Investment Strategy - Militia Long/Short Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	The first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is revised to read as follows:
Strategy Narrative [Text Block]
The Fund’s long portfolio will consist of foreign or U.S. companies that the Sub-Adviser believes present an opportunity for price appreciation. The Fund’s investments in foreign companies may include companies in developed or emerging markets.